ADVANCES TO SUPPLIERS, NET - Schedule of Advances to Suppliers (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Payments to Suppliers and Employees [Abstract]
Advances to suppliers	$ 1,270,335	$ 1,639,727
Provision for impairment	0	(1,539,867)
Total advances to suppliers, net	$ 1,270,335	$ 99,861